TAXATION (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 HKD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 CNY (¥)
Income Tax Disclosure [Line Items]
Income tax rate (as a percent)	25.00%	25.00%	25.00%
Net operating loss carry forwards | ¥		¥ 8,625,584	¥ 7,222,966	¥ 11,134,427
Hong Kong
Income Tax Disclosure [Line Items]
Income tax rate (as a percent)	16.50%
Hong Kong | First HK dollar 2,000 of profits of corporations
Income Tax Disclosure [Line Items]
Income tax rate (as a percent)	8.25%
Amount of assessable profits under lowered tax rate | $	$ 2,000
Mainland China
Income Tax Disclosure [Line Items]
Income tax rate (as a percent)	25.00%
Withholding tax rate (as a percent)	10.00%
Mainland China | High and New Technology Enterprises ("HNTE")
Income Tax Disclosure [Line Items]
Income tax rate (as a percent)	15.00%	15.00%	15.00%
Mainland China | If the foreign investor owns directly at least 25% of the shares of the FIE
Income Tax Disclosure [Line Items]
Minimum percentage of shares in FIE to be held directly by the foreign investor	25.00%
Mainland China | If the foreign investor owns directly at least 25% of the shares of the FIE | Maximum
Income Tax Disclosure [Line Items]
Withholding tax rate (as a percent)	5.00%